   As filed with the Securities and Exchange Commission on January 31, 1997

                                                    Registration Nos.  33-83432
                                                                       811-8742
===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /x/



                          Pre-Effective Amendment No.                    / /
                                                     ---

                        Post-Effective Amendment No. 2                   /x/
                                                    ---


                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  / /

                                 Amendment No.
                                              ---

                        (Check appropriate box or boxes)

          Pacifica Variable Trust (formerly Westcore Variable Trust)
          ---------------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

             237 Park Avenue, Suite 910, New York, New York 10017
             ---------------------------------------------------
             (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 808-3900

                          Jeffrey A. Dalke, Esquire
                            Drinker Biddle & Reath
                   1100 Philadelphia National Bank Building
                             1345 Chestnut Street
                    Philadelphia, Pennsylvania 19107-3496
                    -------------------------------------
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)



       /x/ immediately upon filing pursuant to paragraph (b)
       / / on (date) pursuant to paragraph (b)
       / / 60 days after filing pursuant to paragraph (a)(1)
       / / on (date) pursuant to paragraph (a)(1)
       / / 75 days after filing pursuant to paragraph (a)(2)
       / / on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

       / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         Pursuant to Rule 24f-2(a)(2) under the Investment Company Act of 1940, Registrant hereby terminates its declaration electing the registration, under the Securities Act of 1933, of an indefinite number of shares. Registrant's final Rule 24f-2 Notice, for the period ended September 30, 1996, was filed on November 27, 1996.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 2 its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and the State of New York the 30th day of January, 1997.

                                    PACIFICA VARIABLE TRUST
                                    -----------------------
                                        (REGISTRANT)


                                    By:
                                       -------------------------------
                                       Michael C. Petrycki, President*

*By:   /s/ John J. Pileggi
      ----------------------
      John J. Pileggi
      Attorney-in-Fact

           Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                             Title                                   Date
---------                             -----                                   ----


---------------------                 President                        January 30, 1997
Michael C. Petrycki*


--------------------                  Trustee                          January 30, 1997
Dennis W. Draper*


--------------------                  Trustee                          January 30, 1997
Joseph N. Hankin*


--------------------                  Trustee                          January 30, 1997
John E. Heilmann*


--------------------                  Trustee                          January 30, 1997
Jack D. Henderson*


--------------------                  Trustee                          January 30, 1997
Richard A. Wedemeyer*


 /s/ John J. Pileggi                  Treasurer (Principal             January 30, 1997
---------------------                 Financial and
John J. Pileggi                       Accounting Officer)

*By:  /s/ John J. Pileggi
      -------------------
      John J. Pileggi,
      Attorney-in-Fact


                            PACIFICA VARIABLE TRUST

                            Secretary's Certificate

      The undersigned, Joan V. Fiore, Vice President and Secretary of Pacifica Variable Trust (the "Trust") hereby certifies that set forth below is a copy of the resolutions adopted by the Board of Trustees authorizing the signing of John J. Pileggi and Jeffrey A. Dalke on behalf of the officers of the Trust pursuant to a power-of-attorney:

            FURTHER RESOLVED, that each of the officers of the Trust who may be required to execute any amendments to the Trust's Registration Statement be, and each of them hereby is, authorized to execute a power of attorney appointing Jeffrey A. Dalke and John J. Pileggi, and either of them, his or her true and lawful attorney and agent, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable or which may be required to enable the Trust to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Trust's Registration Statement and of any and all amendments (including pre-effective and post-effective amendments to the Trust's Registration Statement on Form N-1A pursuant to either of said acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of such officer as an officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under either of said acts, and any other instruments or documents related thereto, said acts of said attorney and agents or either of them by virtue of said appointment being hereby ratified and approved.

            IN WITNESS THEREOF, I have hereunto signed my name and affixed the seal of the Trust on January 30, 1997.



                               /s/ Joan V. Fiore
                               ----------------------------
                               Joan V. Fiore
                               Vice President and Secretary

                            PACIFICA VARIABLE TRUST


                               POWER OF ATTORNEY


             Know All Men by These Presents, that the undersigned, Michael C. Petrycki, hereby constitutes and appoints Jeffrey A. Dalke, John J. Pileggi and Robert A. Hering, and any of them, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each of said attorneys shall have full power of substitution and resubstitution; and each of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys, or any of them, being hereby ratified and approved.





DATED:  June 8, 1995





/s/Michael C. Petrycki
-----------------------------
Michael C. Petrycki

                            PACIFICA VARIABLE TRUST


                               POWER OF ATTORNEY


            Know All Men by These Presents, that the undersigned, Dennis W. Draper, hereby constitutes and appoints Jeffrey A. Dalke, John J. Pileggi and Robert A. Hering, and any of them, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each of said attorneys shall have full power of substitution and resubstitution; and each of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys, or any of them, being hereby ratified and approved.





DATED:





/s/Dennis W. Draper
-----------------------------
Dennis W. Draper

                            PACIFICA VARIABLE TRUST


                               POWER OF ATTORNEY



            Know All Men by These Presents, that the undersigned, Joseph N. Hankin, hereby constitutes and appoints Jeffrey A. Dalke, John J. Pileggi and Robert A. Hering, and any of them, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each of said attorneys shall have full power of substitution and resubstitution; and each of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys, or any of them, being hereby ratified and approved.





DATED:





/s/Joseph N. Hankin
-----------------------------
Joseph N. Hankin

                            PACIFICA VARIABLE TRUST


                               POWER OF ATTORNEY



              Know All Men by These Presents, that the undersigned, John E. Heilmann, hereby constitutes and appoints Jeffrey A. Dalke, John J. Pileggi and Robert A. Hering, and any of them, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each of said attorneys shall have full power of substitution and resubstitution; and each of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys, or any of them, being hereby ratified and approved.





DATED:





/s/John E. Heilmann
-----------------------------
John E. Heilmann

                            PACIFICA VARIABLE TRUST


                               POWER OF ATTORNEY



               Know All Men by These Presents, that the undersigned, Jack D. Henderson, hereby constitutes and appoints Jeffrey A. Dalke, John J. Pileggi and Robert A. Hering, and any of them, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each of said attorneys shall have full power of substitution and resubstitution; and each of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys, or any of them, being hereby ratified and approved.





DATED:





/s/Jack D. Henderson
-----------------------------
Jack D. Henderson

                            PACIFICA VARIABLE TRUST


                               POWER OF ATTORNEY



               Know All Men by These Presents, that the undersigned, Richard A. Wedemeyer, hereby constitutes and appoints Jeffrey A. Dalke, John J. Pileggi and Robert A. Hering, and any of them, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each of said attorneys shall have full power of substitution and resubstitution; and each of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys, or any of them, being hereby ratified and approved.





DATED:





/s/Richard A. Wedemeyer
-----------------------------
Richard A. Wedemeyer